Share-based payments	12 Months Ended
Dec. 31, 2024
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Share-based payments

Note 18. Share-based payments

18.1 Detail of Cellectis equity awards

Holders of vested Cellectis stock options and warrants are entitled to exercise such options and warrants to purchase Cellectis Ordinary shares at a fixed exercise price established at the time of such options and warrants are granted during their useful life.

For stock options and warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, risk free rates, and dividend yield. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.

Following AstraZeneca's equity investment of 28 million shares on May 3, 2024, including 10,000,000 Class A Preferred Shares and 18,000,000 Class B Preferred Shares, the board of directors implemented measures to protect the interests of the holders of share warrants, stock options and free shares (in accordance with the provisions of article L. 228-99 3° of the French Code de commerce). The board of directors, assisted by an independent expert, concluded it was necessary to adjust the rights of holders of share warrants, stock options and free shares, on the basis of an adjustment ratio set at 1.06x. Stock options and share warrants ("BSA") outstanding as of May 3, 2024 benefited from an increase in their conversion ratio from 1 share to 1.06 share per option/warrant exercised. Holders of free shares outstanding as of May 3, 2024 benefited from a 6% increase in the number of free shares granted. The additional stock-based compensation expense is $0.1 million for the year 2024.

Stock Options

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

For the twelve-month period ended December 31,
	2023	2024

Weighted-Average fair values of stock options granted	1.65	€1.41	€
Assumptions:
Risk-free interest rate	2.45% - 2.75%	2.51% - 2.99%
Share entitlement per options	1	1 - 1.06
Exercise price	1.74€ - 3.17€	1.70€ - 2.82€
Underlying stock price at grant date	1.70€-3.09€	1.67€-2.76€
Expected volatility	63.7% - 64.4%	64.6%- 65.2%
Expected term (in years)	6.03 - 6.15	6.03 - 6.17
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded

Our vesting performance conditions comprise a mix of financial, manufacturing and clinical objectives to be met.

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of December 31, 2022	7,400,519	24.58	8,787,264	22.31	4.6y
Granted		-	1,835,411	2.86
Exercised		-	-	-
Forfeited or Expired		-	(79,516)	22.86

Balance as of December 31, 2023	7,913,183	23.63	10,543,159	18.92	4.6y
Granted	-	-	3,054,163	2.51	-
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	(1,078,028)	4.50	-
	-	-	-	-	-
Balance as of December 31, 2024	8,546,368	22.34	12,519,294	16.16	4.6y

Share-based compensation expense related to stock option awards was $2.6 million in 2024, $2.3 million in 2023 and $2.6 million in 2022.

On January 25, 2024, the Board of Directors granted 1,682,476 stock options to executive employees. These stock options will vest over three years based on both service and performance conditions.

On May 15, 2024, the Board of Directors granted 643,450 stock options to non executive employees. These stock options will vest over three years solely based on service conditions.

On June 26, 2024, the Board of Directors granted 587,562 stock options to executive and non executive employees. These stock options will vest over three years solely based on service conditions for options granted to non-executive employees, while vesting of options granted to executive employees include both service and performance conditions.

On August 7, 2024, the Board of Directors granted 100,000 stock options to an executive employee. These stock options will vest over three years based on both service and performance conditions.

On September 5, 2024, the Board of Directors granted 21,000 stock options to non executive employees. These stock options will vest over three years solely based on service conditions.

On November 4, 2024, the Board of Directors granted 19,675 stock options to non executive employees. These stock options will vest over three years solely based on service conditions.

Warrants

The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017

Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€
Grant date share fair value	16.42€ - 22.48€	24.95€
Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded

No non-employee warrants (or “Bons de Souscriptions d’Actions” or “BSAs”) have been granted during the periods presented.

Information on warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of December 31, 2022	896,225	27.18	896,225	27.18	3.3	y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	557,350	27.48	557,350	27.48

Balance as of December 31, 2023	338,875	26.69	338,875	26.69	2.4	y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of December 31, 2024	338,875	26.69	338,875	26.69	1.4	y

Considering that all non-employee warrants have vested, there was no share-based compensation expense related to non-employee warrants awards in 2024, 2023 and 2022.

Free shares

The free shares granted prior to 2018 are subject to a two-year vesting period and additional two-year holding period for French residents and four-years vesting period for foreign residents.

The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.

The free shares granted since 2021 are subject to a three-year vesting period for all employees based on service conditions. Free shares granted to executive officers are also subject to performance conditions.

Our vesting performance conditions comprise a mix of financial, manufacturing and clinical objectives to be met.

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of December 31, 2022	909,113	11.18
Granted	342,900	3.08
Vested	(167,433)	22.45
Cancelled	(67,042)	11.40

Unvested balance as of December 31, 2023	1,017,538	6.59
Granted	-	-
Additional shares due to May 2024 modification	44,650	1.71
Vested	(342,675)	11.89
Cancelled	(210,219)	6.00
		-
Unvested balance as of December 31, 2024	509,295	2.84

The fair value of free shares corresponds to the grant date share fair value.

We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.

Share-based compensation expense related to Cellectis' free shares awards was $0.5 million in 2024, $2.9 million in 2023 and $3.5 million in 2022.

No free shares were granted in 2024.

18.2 Detail of Calyxt equity awards

Prior to Calyxt’s deconsolidation, stock and share-based compensation expenses related to Calyxt equity awards until May 31, 2023 were classified as discontinued operations.

For the period prior to the Calyxt merger, stock and share-based compensation expense has been estimated considering the existence of vesting acceleration and exit event clauses in the equity award agreements and the probability of the events occurring, as the merger constitutes a triggering event of these clauses under the terms of certain equity award agreements.

Stock-based compensation expense related to stock option awards was $1.8 million and $0.9 million for the year ended December 31, 2023 and 2022, respectively. This increase is mainly due to the inclusion in the estimated expense of accelerated vesting clauses in connection with the merger.

Share-based compensation expense related to restricted stock unit awards was $2.4 million and $0.7 million for the years ended December 31, 2023 and 2022, respectively. This increase is mainly due to the inclusion in the estimated expense of accelerated vesting clauses in connection with the merger.

Share-based compensation expense related to performance stock unit awards was a reversal of $0.3 million mainly due to departures, compared to an expense of $0.3 million for the year ended December 31, 2023 and 2022, respectively.